Share capital (Tables)	6 Months Ended
Dec. 31, 2021
Share capital.
Schedule of share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 1 July 2020	164,622	53
Employee share-based compensation awards – issue of shares	—	—
At 31 December 2020	164,622	53
Employee share-based compensation awards – issue of shares	55	—
At 30 June 2021	164,677	53
Employee share-based compensation awards – issue of shares	9	—
At 31 December 2021	164,686	53